Loans And Allowance For Credit Losses (Loans By Domicile And Industry Of Borrower Segment Classification) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (260,090)		¥ (122,478)
Total Loans, net	110,276,411	[1]	98,590,229	[1]
Loans held for sale	46,635		35,261
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	70,526,583		69,440,112
Domestic [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,540,753		11,767,352
Domestic [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	980,877		1,056,276
Domestic [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,989,562		11,143,777
Domestic [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,693,561		2,881,666
Domestic [Member] | Wholesale And Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,475,143		8,330,553
Domestic [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,985,106	[2]	3,622,021	[2]
Domestic [Member] | Communication And Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,443,466		1,314,505
Domestic [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,496,763		12,191,566
Domestic [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,921,352		17,132,396
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	40,009,918		29,272,595
Foreign [Member] | Governments And Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	811,475		673,548
Foreign [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,792,255	[2]	7,258,978	[2]
Foreign [Member] | Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	24,533,816		18,738,731
Foreign [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	¥ 4,872,372		¥ 2,601,338

[1]	The above table includes loans held for sale of ¥35,261 million and ¥46,635 million at March 31, 2013 and 2014, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.